EATON VANCE FLOATING-RATE MUNICIPAL INCOME FUND

Supplement to Prospectus dated August 1, 2013 as revised August 19, 2013

The following amendments to the Prospectus are effective January 1, 2014:

1.  The following replaces “Portfolio Manager” under “Management” in “Fund Summary”:

Portfolio Managers

Craig R. Brandon, Vice President of BMR, has managed the Fund since 2004.

Adam A. Weigold, Vice President of BMR, has managed the Fund since 2014.

2.  The following replaces the fifth paragraph under “Management.” in “Management and Organization”:

Craig R. Brandon (since 2004) and Adam A. Weigold (since 2014) are the portfolio managers of the Fund. Mr. Brandon and Mr. Weigold are Vice Presidents of Eaton Vance and BMR and also manage other Eaton Vance portfolios, and have managed Eaton Vance portfolios for more than five years.

December 23, 2013

EATON VANCE FLOATING-RATE MUNICIPAL INCOME FUND

Supplement to Statement of Additional Information dated August 1, 2013 as revised August 19, 2013

Effective January 1, 2014, the following replaces the first two paragraphs and table under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

Portfolio Managers.  The portfolio managers (each referred to as a “portfolio manager”) of the Fund are listed below.  Each portfolio manager manages other investment companies and/or investment accounts in addition to the Fund.  The following table shows as of the Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Craig R. Brandon
Registered Investment Companies	14	$1,955.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Adam A. Weigold*
Registered Investment Companies	14	$1,350	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

*

As of November 30, 2013.

The following table shows the dollar range of shares of the Fund beneficially owned by its portfolio manager(s) as of the Fund’s most recent fiscal year ended March 31, 2013 and in the Eaton Vance family of funds as of December 31, 2012.

Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Craig R. Brandon	None	$500,000 - $1,000,000
Adam A. Weigold	None*	$100,001 - $500,000

*

As of November 30, 2013.

December 23, 2013